Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Note 3 - Acquisitions

Sequence Acquisition

On May 13, 2013, the Company acquired certain assets of Sequence, LLC (“Sequence”) pursuant to an asset purchase agreement. Pursuant to the asset purchase agreement, the Company acquired all application software, URL’s, websites, trademarks, brands, customers and customer lists from Sequence. The Company assumed no liabilities of Sequence.

The purchase price consisted of: (1) $300,000 in cash; (2) 750,000 shares of the Company’s common stock valued based on the closing market price on the acquisition date at $183,750; and (3) twenty-four monthly earn-out payments consisting of 10% of the eligible monthly revenue subsequent to closing with a fair value of $224,000.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued the assets acquired at their fair values on the date of acquisition. An independent valuation expert (Vantage Point Advisors) was hired to assist the Company in determining these fair values. Accordingly, the assets of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

Pro forma results of operations were not included due to the investment test not reaching the level of a significant acquisition.

Front Door Insights Acquisition

On May 20, 2013, the Company acquired certain assets and liabilities of Front Door Insights, LLC (“FDI”), pursuant to an asset purchase agreement. The assets and liabilities acquired from FDI consisted of cash on hand, accounts receivable, all rights under all contracts other than excluded contracts, prepaid expenses, all technology and intellectual property rights, accounts payable, and obligations under a commercial lease.

The purchase price consisted of: (1) $100,000 in cash; (2) a promissory note in the principal amount of $1,400,000; and (3) 7,000,000 shares of the Company’s common stock valued based on the closing market price on the acquisition date at $1,034,310.

The promissory note delivered by the Company to FDI under the asset purchase agreement was non-interest bearing and was due and payable on August 20, 2013. As a result of note payable not bearing interest, a discount on the note payable of $34,904 was recorded. The Company paid the $1,400,000 promissory note on June 17, 2013.  As a result of the early repayment, the discount of $34,904 was fully amortized on June 17, 2013.

The asset purchase agreement includes a working capital adjustment pursuant to which the number of shares issuable to FDI will be increased, or decreased, in the event the working capital of FDI exceeds, or is less than, $10,000, respectively, as of the closing.  In either event, the number of shares issuable to FDI will be increased or decreased, as the case may be, by a share amount equal to the amount by which the working capital as of the closing exceeds or is less than $10,000, divided by $0.25.  Pursuant to the asset purchase agreement, 25% of the shares to be issued to FDI, or 1,750,000 shares, will be held in escrow and available for offset against any claims for indemnification that might be brought by the Company against FDI or its members, during the first 12 months following the close, for certain breaches of the asset purchase agreement.

The asset purchase agreement contains customary representations, warranties and covenants by the parties, including each party’s agreement to indemnify the other against any claims or losses arising from their breach of the asset purchase agreement.  FDI and its members have also agreed that for a period of three years following the closing not to engage in the business of providing interactive mobile marketing platforms or services or to solicit the pre-closing clients, vendors or employees of FDI, except in each case on behalf of the Company.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert (Vantage Point Advisors) was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	$2,499,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$2,499,406

The following information presents unaudited pro forma consolidated results of operations for the six months ended June 30, 2013 as if the FDI acquisition described above had occurred on January 1, 2013, and the results of operations for the year ended December 31, 2012 as if the FDI acquisition described above had occurred on January 1, 2012. The following unaudited pro forma financial information gives effect to certain adjustments, including the increase in compensation expense related to additional head-count and amortization of acquired intangible assets. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

Pro Forma Results of Operations for the Six Months Ended June 30, 2013

Mobivity Holdings Corp.
Consolidated Statements of Operations
(Unaudited)
			Pro forma		Pro forma
	Mobivity	FDI	adjustments		combined
Revenues
Revenues	$2,113,603	$162,280	$-		$2,275,883
Cost of revenues	596,012	54,371	-		650,383
Gross margin	1,517,591	107,909	-		1,625,500

Operating expenses
General and administrative	1,320,323	71,720	-		1,392,043
Sales and marketing	1,798,341	4,888	229,258	(b)	2,032,487
Engineering, research, and development	251,239	87,994	-		339,233
Depreciation and amortization	92,129	-	68,469	(c)	160,598
Total operating expenses	3,462,032	164,602	297,727		3,924,361

Loss from operations	(1,944,441)	(56,693)	(297,727)		(2,298,861)

Other income/(expense)
Interest income	21	-	-		21
Interest expense	(6,346,553)	(6,785)	-		(6,353,338)
Change in fair value of derivative liabilities	(3,813,598)	-	-		(3,813,598)
Gain (loss) on adjustment in contingent consideration	(193,465)	-	-		(193,465)
Total other income/(expense)	(10,353,595)	(6,785)	-		(10,360,380)

Loss before income taxes	(12,298,036)	(63,478)	(297,727)		(12,659,241)

Income tax expense	-	-	-		-

Net loss	$(12,298,036)	$(63,478)	$(297,727)		$(12,659,241)

Net loss per share - basic and diluted	$(0.42)				$(0.37)

Weighted average number of shares
during the period - basic and diluted	29,224,981				34,630,537

Pro Forma Results of Operations for the Year ended December 31, 2012

	Mobivity	FDI	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,079,745	$347,797	$-		$4,427,542
Cost of revenues	1,300,325	183,819	-		1,484,144
Gross margin	2,779,420	163,978	-		2,943,398

Operating expenses
General and administrative	2,984,531	155,568	-		3,140,099
Sales and marketing	1,562,520	45,292	1,541,050	(b)	3,148,862
Engineering, research, and development	562,459	199,953	-		762,412
Depreciation and amortization	549,151	-	178,509	(c)	727,660
Goodwill impairment	742,446	-	-		742,446
Intangible asset impairment	145,396	-	-		145,396
Total operating expenses	6,546,503	400,813	1,719,559		8,666,875

Loss from operations	(3,767,083)	(236,835)	(1,719,559)		(5,723,477)

Other income/(expense)
Interest income	2,833	-	-		2,833
Interest expense	(4,559,564)	(4,105)	(234,115)	(a)	(4,797,784)
Change in fair value of derivative liabilities	359,530	-	-		359,530
Gain on adjustment in contingent consideration	625,357	-	-		625,357
Total other income/(expense)	(3,571,844)	(4,105)	(234,115)		(3,810,064)

Loss before income taxes	(7,338,927)	(240,940)	(1,953,674)		(9,533,541)

Income tax expense	-	-	-		-

Net loss	$(7,338,927)	$(240,940)	$(1,953,674)		$(9,533,541)

Net loss per share - basic and diluted	$(0.32)				$(0.32)

Weighted average number of shares
during the period - basic and diluted	23,069,669				30,069,669

Pro Forma Adjustments

The following pro forma adjustments are based upon the value of the tangible and intangible assets acquired as determined by an outside, independent valuation firm.

(a)   Represents interest expense and note discount amortization for notes payable issued in conjunction with the transaction.

(b)   Represents salary, bonus and stock based compensation (year ended December 21, 2012) for headcount added in conjunction with the transaction.

(c)   Represents amortization of intangible assets for the period.

Txtstation Acquisition

In April 2011, the Company acquired substantially all of the assets of the Txtstation interactive mobile marketing platform and services business from Adsparq Limited (“Adsparq”).

The purchase price for the acquisition consisted of: (i) 2,125,000 shares of the Company’s common stock; (ii) $26,184 in cash at closing; and (iii) $250,000 of scheduled cash payments.

The $250,000 of scheduled cash payments was due as follows: $25,000 was payable on the 60th day following closing and the balance was payable in $25,000 installments at the end of each of the next nine 30-day periods thereafter. At closing, the Company recorded a cash payment obligation of $241,960 representing the net present value of the scheduled cash payments. See Note 6 under Cash Payment Obligation.

The Company assumed none of Adsparq’s liabilities in the transaction, except for the performance obligation of unearned revenue. For a period of one year following the closing of the transaction, half of the shares of common stock issued to Adsparq were held in escrow as security for Adsparq’s obligations under the agreement.

In connection with the transaction, the Company also issued 300,000 shares of its common stock to the controlling stockholder of Adsparq in consideration of certain indemnification obligations and other agreements. The value of these shares was included in the purchase price. For one year following the closing of the transaction, the shareholder agreed not to, directly or indirectly, transfer, donate, sell, assign, pledge, hypothecate, grant a security interest in or otherwise dispose or attempt to dispose of all or any portion of shares issued to it (or any interest therein).

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of operations of Txtstation are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Current assets	$10,184
Equipment	31,230
Customer contracts	1,026,000
Trade name	36,000
Technology / IP	182,000
Non-compete	1,000
Goodwill	6,373,730
Assumed liabilities - deferred revenue	(20,000)
Total purchase price	$7,640,144

The consideration given consisted of the following:

Cash	$26,184
Present value of scheduled cash payments	241,960
Common stock	7,372,000
Total purchase price	$7,640,144

Mobivity Acquisition

In April 2011, the Company completed the acquisition of Mobivity, LLC’s and Mobile Visions, Inc.’s Mobivity interactive mobile marketing platform and services business.

The purchase price for the acquisition consisted of (i) 1,000,000 shares of the Company’s common stock; (ii) $64,969 in cash paid at closing and (iii) a secured subordinated promissory note of Mobivity, Inc. with a principal amount of $606,064. No liabilities were assumed in the acquisition.

The promissory note discussed in (iii) above earned interest at 6.25% per annum; was payable in six quarterly installments of $105,526 (inclusive of interest) starting May 1, 2011; matured on August 1, 2012; was secured by the acquired assets of the Mobivity business; and was subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due February 2, 2012 and May 2, 2012. Mobivity, LLC was granted a security interest in the acquired assets, subordinated only to the Company's senior debt (Bridge Notes), and a majority of the Bridge Note holders consented to the junior security interest. See Note 6 under Bridge Financing.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Customer relationships	$814,000
Trade name	65,000
Technology / IP	217,000
Non-compete	5,000
Goodwill	2,690,033
Total purchase price	$3,791,033

The consideration given consisted of the following:

Cash	$64,969
Subordinated secured note payable	606,064
Common stock	3,120,000
Total purchase price	$3,791,033

BoomText Acquisition

In August 2011, the Company completed the purchase from Digimark, LLC (“Digimark”) of substantially all of the assets of its BoomText interactive mobile marketing services business.

The purchase price for the acquisition consisted of the following components: (i) 519,540 shares of the Company’s common stock issued at closing; (ii) $120,514 in cash paid at closing; (iii) a secured subordinated promissory note issued by Mobivity, Inc. in the principal amount of $175,000; (iv) an unsecured subordinated promissory note issued by Mobivity Inc. in the principal amount of $194,658; and (v) an earn-out payment. The purchase price also included the assumption of an office lease obligation and certain of Digimark’s accounts payable.

The note discussed in (iii) above had an interest rate of 6.25% per annum and was secured by all of the assets of Mobivity, Inc. and was subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due October 15, 2012. See Note 6 under Digimark, LLC Notes and under Bridge Notes.

The note discussed in (iv) above does not bear interest; is payable in installments (varying in amount) from August 2011 through October 2012; and is subordinated to the Company’s obligations under its outstanding 10% Senior Secured Convertible Bridge Notes due October 15, 2012 (see Note 6). Because this note does not bear interest, the Company recorded $182,460 as the net present value of the payments due over the subsequent periods. See Note 6 under Digimark, LLC Notes.

The earn-out payment discussed in (v) above is payable 20 months after closing of the transaction, and consists of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share). As of December 31, 2012, the dollar value of the earn-out payable is $2,032,881, which equates to an estimated 1,364,350 shares of common stock. During the years ended December 31, 2012 and 2011, the Company recorded a gain on adjustment of contingent consideration of $625,357 and $999,347, resulting from the change in value of the estimated earn-out payment. See Note 10 Earn-Out Contingency.

For one year and six months following the closing of the transaction, 50% of the shares of common stock issued to Digimark at closing will be held in escrow as security for its indemnification obligations in the transaction.

The Company completed the acquisition in furtherance of its strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with the Company's purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition has been accounted for as a business combination and the Company valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert was hired to assist the Company in determining these fair values. Accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Prepaid assets	$3,000
Customer relationships	592,000
Trade name	39,000
Technology / IP	59,000
Non-compete	10,000
Goodwill	4,373,477
Total purchase price	$5,076,477

The consideration given consisted of the following:

Cash	$120,514
Secured subordinated promissory note	175,000
Unsecured subordinated promissory note	182,460
Common stock	826,069
Earn-out payable	3,657,585
Liabilities assumed	114,849
Total purchase price	$5,076,477

Estimated Useful Lives of Acquired Intangibles

The estimated useful lives of the acquired intangibles are as follows:

	Useful Lives (Years)
	Txtstation	Mobivity	Boomtext

Customer contracts	5	n/a	n/a
Customer relationships	n/a	2	2
Trade name	1	5	1
Technology / IP	5	5	1
Non-compete	1.5	2	2
Goodwill	n/a	n/a	n/a

Acquisition Related Costs

The Company recorded $223,207 in acquisition-related costs for accounting, legal and other costs in connection with the three acquisitions within the general and administrative expenses in its consolidated statement of operations for the year ended December 31, 2011. The Company incurred no acquisition costs during the year ended December 31, 2012.

Pro Forma Information

The following summary presents unaudited pro forma consolidated results of operations as if the Txtstation, Mobivity, and Boomtext (the “Acquired Companies”) acquisitions described above had occurred on January 1, 2011 and 2010. The unaudited pro forma consolidated results of operations combines the historical results of operations of the Company and the Acquired Companies for the years ended December 31, 2011 and 2010, and gives effect to certain adjustments, including the reduction in compensation expense related to non-recurring executive salary expense and non-recurring acquisition related costs incurred by the Company, the amortization of acquired intangible assets and interest expense on acquisition related debt.

The unaudited pro forma condensed results of operations has been prepared for comparative purposes only and does not purport to be indicative of the actual operating results that would have been recorded had the acquisitions actually taken place on January 1, 2011 or 2010, and should not be taken as indicative of future consolidated operating results.

	Years ended December 31,
	2011	2010
Pro forma revenue	$3,678,963	$3,294,422
Pro forma net loss	$(16,688,474)	$(2,476,229)